Note 4 - Federal Income Taxes (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Unrecognized Tax Benefits	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Latest Tax Year [Member]
Open Tax Year	2013
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member] | Earliest Tax Year [Member]
Open Tax Year	2016